Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid insurance	$ 3,224	$ 49
Prepaid manufacturing expenses	1,028
Prepaid clinical development expenses	512
Other prepaid expenses	345	165
Other current assets		26
Total prepaid expenses and other current assets	$ 5,109	$ 240